UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

 FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23133

NorthStar Real Estate Capital Income Fund-T
(Exact name of registrant as specified in charter)

399 Park Avenue 18th Floor New York, New York (Address of principal executive offices)	10022 (Zip code)

 Daniel R. Gilbert
Chief Executive Officer and President

NorthStar Real Estate Capital Income Fund-T
399 Park Avenue, 18th Floor
New York, New York 10022
(Name and address of agent for service)

Copy to:
Sandra Matrick Forman, Esq.
Colony NorthStar, Inc.
399 Park Avenue, 18th Floor
New York, New York 10022

Registrant’s telephone number, including area code: (212) 547-2600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investment.

NorthStar Real Estate Capital Income Fund-T (the “Company” or the “Registrant”), a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, intends to invest substantially all of its assets in NorthStar Real Estate Capital Income Master Fund (the “Fund”), a separate non-diversified, closed-end management investment company with the same investment objectives and strategies as the Company.

The Company’s unaudited Schedule of Investment is attached herewith.

NorthStar Real Estate Capital Income Fund-T
Unaudited Schedule of Investment
As of September 30, 2017

Description	Fair Value
NorthStar Real Estate Capital Income Master Fund (“Fund”)—84.3% (Cost $273,000)	$256,430
OTHER ASSETS IN EXCESS OF LIABILITIES—15.7%	47,598
NET ASSETS—100%	$304,028

NorthStar Real Estate Capital Income Fund-T
Notes to Unaudited Schedule of Investment
As of September 30, 2017

1.	Business and Organization

NorthStar Real Estate Capital Income Fund-T (the “Company”) was organized as a Delaware statutory trust on December 14, 2015. The Company’s primary investment objectives are to generate attractive and consistent income through cash distributions and preserve and protect shareholders’ capital, with a secondary objective of capital appreciation. The Company intends to invest substantially all of its net assets in NorthStar Real Estate Capital Income Master Fund (the “Fund”). The Fund’s investment objective and strategies are substantially the same as the Company’s.

The Company commenced operations on May 6, 2016 when, together with NorthStar Real Estate Capital Income Fund, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and whose principal investment strategy is to invest substantially all of its assets in the Fund, the Company’s registration statement was declared effective by the Securities and Exchange Commission (the “SEC”).

The Fund’s schedule of investments, which are attached hereto, is an integral part of this Schedule of Investments and should be read in conjunction of the Company’s Schedule of Investments. At September 30, 2017, the Company held a 1.2% ownership interest in the Fund.

2.	Basis of Presentation

The Company is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Company’s unaudited Schedule of Investment is prepared in accordance with accounting principles generally accepted in the United States of America and is stated in U.S. dollars.

3.	Investment in Master Fund

The Company’s investment in the Fund is recorded at fair value and is based upon the Company’s percentage ownership of the net assets of the Fund. The performance of the Company is directly affected by the performance of the Fund. See Note 3 to the Fund’s Notes to Unaudited Schedule of Investments for the determination of fair value of the Fund’s investments.

NorthStar Real Estate Capital Income Master Fund
Unaudited Schedule of Investments
As of September 30, 2017

Security	Rate	Maturity Date	Face Amount	Amortized Cost (a)	Amortized Cost as a% of Face Amount	Fair Value
Commercial Mortgage-Backed Securities (“CMBS”) — 95.1%
Bank of America Commercial Mortgage Trust, Series 2015-UBS7, Class D	3.17%	9/15/2048	$2,645,000	$2,161,200	81.7%	$2,089,610	(b)
Bank of America Commercial Mortgage Trust, Series 2015-UBS10, Class D	3.00%	7/15/2049	80,000	59,438	74.3%	61,783	(b)
Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class D	3.25%	2/15/2050	40,000	32,397	81.0%	32,338	(b)
Bank of America Commercial Mortgage Trust, Series 2017-BNK7, Class D	2.71%	9/15/2060	4,000,000	3,054,084	76.4%	3,054,012	(b)
CD Commercial Mortgage Trust, Series 2017-CD3, Class D	3.25%	2/10/2050	6,030,000	5,080,583	84.3%	4,931,620	(b)
COMM Mortgage Trust, Series UBS5, Class D	3.50%	9/10/2047	3,000,000	2,293,362	76.4%	2,273,843	(b)
COMM Mortgage Trust, Series UBS5, Class E	3.50%	9/10/2047	1,500,000	894,045	59.6%	897,438	(b)
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class D	3.00%	8/15/2027	2,000,000	1,582,692	79.1%	1,569,111	(b)
Deutsche Bank Commercial Mortgage Trust, Series M 2016-C1, Class D	3.50%	5/10/2049	116,000	95,679	82.5%	97,699	(b)
Deutsche Bank Commercial Mortgage Trust, Series M 2016-C1, Class E	3.25%	5/10/2049	180,000	112,919	62.7%	118,421	(b)
GS Mortgage Securities Trust, Series 2017-GS5, Class D	3.51%	3/10/2050	4,500,000	3,832,367	85.2%	3,748,744	(b)
GS Commercial Mortgage Trust, Series 2017-GS7, Class E	3.00%	8/10/2050	2,000,000	1,640,656	82.0%	1,624,029	(b)
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class D	3.40%	3/15/2050	150,000	126,422	84.3%	124,735	(b)
Total Commercial Mortgage-Backed Securities (Amortized Cost $20,965,844)(a)						20,623,383

Real Estate Investment Trust (“REIT”) — 0.0%
NS Capital Income Master Fund REIT, Inc.(c) (Cost $100)(a)						—

TOTAL INVESTMENTS — 95.6%						20,623,383
OTHER ASSETS AND LIABILITIES-NET — 4.4%(d)						952,279
NET ASSETS — 100.0%						$21,575,662

 Futures Contracts

Issue	Expiration Date	Contracts Purchased (Sold)	Notional Value	Unrealized Appreciation (Depreciation)
10 Year USD Deliverable Swap Futures	12/18/17	(70)	$(7,000,000)	76,032
______________
USD—U.S. Dollar.

(a)	Also represents cost for federal income tax purposes.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyer.

(c)
At September 30, 2017, the Fund owned more than 25% of the voting securities of NS Capital Income Master Fund REIT, Inc. (the “REIT Subsidiary”), thereby making the REIT Subsidiary a controlled affiliate, as defined by the 1940 Act, of the Fund. As of September 30, 2017, the REIT Subsidiary owned by the Fund (including investments in controlled affiliates) had no value.

(d)	Includes the effect of futures contracts.

NorthStar Real Estate Capital Income Master Fund
Notes to Unaudited Schedule of Investments
As of September 30, 2017

1. Business and Organization

NorthStar Real Estate Capital Income Master Fund (the “Fund”) was organized as a Delaware statutory trust on October 2, 2015. The Fund’s primary investment objectives are to generate attractive and consistent income through cash distributions and preserve and protect shareholders’ capital, with a secondary objective of capital appreciation.

2. Basis of Presentation

The Fund is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Fund’s unaudited Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America and is stated in U.S. dollars.

3. Investment Portfolio

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of September 30, 2017:

	September 30, 2017
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
CMBS	$20,965,844	$20,623,383	100%
REIT Subsidiary	100	—	—%
	$20,965,944	$20,623,383	100%

(1) Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

Under ASC Topic 820, fair value is defined as the price that the Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. ASC Topic 820 emphasizes that valuation techniques should maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1:	observable inputs such as quoted prices in active markets;
Level 2:	includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities where there is little or no activity in the market; and
Level 3:	unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.

NorthStar Real Estate Capital Income Master Fund
Notes to Unaudited Schedule of Investments (continued)
As of September 30, 2017

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of September 30, 2017, the Fund’s investments were categorized as follows in the fair value hierarchy:

Valuation Inputs	September 30, 2017
Level 1 - Price quotations in active markets	$—
Level 2 - Significant other observable inputs	20,623,383
Level 3 - Significant unobservable inputs	—	(1)
	$20,623,383
(1) Represents the Fund’s investment in the REIT Subsidiary, which is classified as a Level 3 investment.

As of September 30, 2017, the Fund’s futures contracts were categorized as follows in the fair value hierarchy:

Valuation Inputs	September 30, 2017
Level 1 - Price quotations in active markets	$76,032
Level 2 - Significant other observable inputs	—
Level 3 - Significant unobservable inputs	—
$76,032

There were no transfers between levels during the nine months ended September 30, 2017.

There were no purchases or sales of level three investments during the nine months ended September 30, 2017.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days prior to the filing date of this Form N-Q (the “Report”), the Chief Executive Officer (its principal executive officer) and Chief Financial Officer (its principal financial officer) have concluded that the disclosure controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHSTAR REAL ESTATE CAPITAL INCOME FUND-T

By:	/s/ Daniel R. Gilbert
Daniel R. Gilbert
Chief Executive Officer and President
Date: November 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel R. Gilbert
Daniel R. Gilbert
Chief Executive Officer and President
(Principal Executive Officer)
Date: November 16, 2017

By:	/s/ Frank V. Saracino
Frank V. Saracino
Chief Financial Officer and Treasurer
(Principal Financial Officer)
Date: November 16, 2017